Subordinated Debentures/Notes (Details) $ in Thousands	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)	Apr. 20, 2012 USD ($) purchaser	Dec. 23, 2009 purchaser
Subordinated notes	$ 45,000	$ 45,000
Number of purchasers | purchaser				38
Trust I
Preferred securities issued	15,000
Junior subordinated notes
Junior subordinated debt purchased by Trust I	$ 15,500
Trust preferred securities
Variable rate basis	three-month LIBOR plus 148 basis points
Basis spread on variable rate (percent)	1.48%
Subordinated note
Subordinated notes principal amount	$ 35,250
Portion of principal amount purchased by related parties	$ 14,050
Interest rate	10.00%
Subordinated debt | 7% Subordinated notes due April 20, 2022
Subordinated borrowing, number of purchasers | purchaser			56
Aggregate principal amount			$ 30,000
Interest rate	7.00%
Purchase price as a percentage of principal amount			100.00%
Repurchase amount as a percentage of principal			100.00%